AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 63.7%
Information Technology – 18.7%
Communications Equipment – 0.1%
Cisco Systems, Inc.	14,232	$897,185

Electronic Equipment, Instruments & Components – 0.2%
CDW Corp./DE	9,342	1,684,923

Semiconductors & Semiconductor Equipment – 8.1%
Advanced Micro Devices, Inc.(a)	4,089	452,775
Broadcom, Inc.	70,784	17,134,683
KLA Corp.	4,133	3,128,185
NVIDIA Corp.	268,192	36,240,785
NXP Semiconductors NV	23,829	4,554,437
QUALCOMM, Inc.	4,512	655,142
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	30,757	5,945,943
Texas Instruments, Inc.	8,454	1,545,814

		69,657,764

Software – 7.8%
Adobe, Inc.(a)	9,978	4,141,768
Gen Digital, Inc.	10,011	285,113
HubSpot, Inc.(a)	5,005	2,952,450
Microsoft Corp.	100,544	46,286,436
Oracle Corp.	63,952	10,585,975
ServiceNow, Inc.(a)	3,137	3,171,789

		67,423,531

Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.	107,532	21,597,802

		161,261,205

Financials – 10.3%
Banks – 2.6%
Bank of America Corp.	220,137	9,714,646
JPMorgan Chase & Co.	7,890	2,082,960
Wells Fargo & Co.	144,886	10,834,575

		22,632,181

Capital Markets – 3.3%
Charles Schwab Corp. (The)	134,027	11,839,945
Goldman Sachs Group, Inc. (The)	18,199	10,927,590
LPL Financial Holdings, Inc.	2,952	1,142,896
S&P Global, Inc.	9,051	4,641,896

		28,552,327

Financial Services – 2.8%
Fiserv, Inc.(a)	27,740	4,515,795
Visa, Inc. - Class A	54,512	19,907,237

		24,423,032

Company	Shares	U.S. $ Value

Insurance – 1.6%
Progressive Corp. (The)	35,998	$10,256,910
Willis Towers Watson PLC	10,545	3,338,020

		13,594,930

		89,202,470

Communication Services – 7.8%
Diversified Telecommunication Services – 0.6%
Comcast Corp. - Class A	150,295	5,195,698

Entertainment – 1.2%
Walt Disney Co. (The)	88,566	10,011,501

Interactive Media & Services – 5.2%
Alphabet, Inc. - Class A	12,280	2,108,967
Alphabet, Inc. - Class C	119,956	20,734,394
Meta Platforms, Inc. - Class A	34,189	22,137,036

		44,980,397

Wireless Telecommunication Services – 0.8%
T-Mobile US, Inc.	29,971	7,258,976

		67,446,572

Health Care – 6.6%
Biotechnology – 0.9%
Gilead Sciences, Inc.	412	45,353
Regeneron Pharmaceuticals, Inc.	4,255	2,086,141
Vertex Pharmaceuticals, Inc.(a)	13,920	6,153,336

		8,284,830

Health Care Equipment & Supplies – 0.8%
Edwards Lifesciences Corp.(a)	25,442	1,990,073
Intuitive Surgical, Inc.(a)	2,352	1,299,104
Medtronic PLC	44,502	3,692,776

		6,981,953

Health Care Providers & Services – 1.4%
Labcorp Holdings, Inc.	15,292	3,807,250
UnitedHealth Group, Inc.	28,165	8,503,295

		12,310,545

Life Sciences Tools & Services – 1.7%
IQVIA Holdings, Inc.(a)	39,844	5,591,308
Thermo Fisher Scientific, Inc.	11,680	4,704,938
Waters Corp.(a)	11,754	4,104,967

		14,401,213

Pharmaceuticals – 1.8%
Eli Lilly & Co.	4,340	3,201,488
Johnson & Johnson	9,589	1,488,308
Merck & Co., Inc.	34,157	2,624,624
Pfizer, Inc.	8,730	205,068
Roche Holding AG (Sponsored ADR)	99,256	4,000,017
Zoetis, Inc.	22,108	3,728,072

		15,247,577

		57,226,118

Company	Shares	U.S. $ Value

Industrials – 6.1%
Aerospace & Defense – 0.6%
RTX Corp.	35,375	$4,827,980

Building Products – 0.3%
Otis Worldwide Corp.	32,368	3,086,289

Commercial Services & Supplies – 0.5%
Veralto Corp.	46,331	4,680,821

Construction & Engineering – 0.2%
AECOM	14,454	1,587,772

Electrical Equipment – 2.0%
Eaton Corp. PLC	28,704	9,191,021
GE Vernova, Inc.	16,332	7,724,709

		16,915,730

Ground Transportation – 0.7%
CSX Corp.	163,709	5,171,568
Norfolk Southern Corp.	3,002	741,854

		5,913,422

Machinery – 1.1%
Deere & Co.	7,758	3,927,565
Ingersoll Rand, Inc.	10,221	834,442
PACCAR, Inc.	23,362	2,192,524
Pentair PLC	26,327	2,611,112

		9,565,643

Professional Services – 0.3%
Booz Allen Hamilton Holding Corp.	27,033	2,872,256

Trading Companies & Distributors – 0.4%
United Rentals, Inc.	4,435	3,141,665

		52,591,578

Consumer Discretionary – 5.2%
Broadline Retail – 2.7%
Amazon.com, Inc.(a)	115,143	23,605,467

Hotels, Restaurants & Leisure – 0.7%
Booking Holdings, Inc.	236	1,302,467
Hyatt Hotels Corp. - Class A	12,158	1,605,221
Starbucks Corp.	31,744	2,664,909

		5,572,597

Specialty Retail – 1.8%
AutoZone, Inc.(a)	1,837	6,857,594
Home Depot, Inc. (The)	24,189	8,908,567

		15,766,161

		44,944,225

Consumer Staples – 3.9%
Beverages – 0.6%
Coca-Cola Co. (The)	70,361	5,073,028

Company	Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 2.7%
Costco Wholesale Corp.	7,999	$8,320,400
Dollar Tree, Inc.(a)	11,828	1,067,595
Walmart, Inc.	138,819	13,704,212

		23,092,207

Household Products – 0.6%
Procter & Gamble Co. (The)	34,119	5,796,477

		33,961,712

Energy – 1.9%
Energy Equipment & Services – 0.8%
Baker Hughes Co.	170,034	6,299,759

Oil, Gas & Consumable Fuels – 1.1%
Cameco Corp.	25,080	1,467,932
Chevron Corp.	14,332	1,959,185
EOG Resources, Inc.	58,293	6,328,871

		9,755,988

		16,055,747

Real Estate – 1.2%
Industrial REITs – 0.7%
Prologis, Inc.	54,208	5,886,989

Real Estate Management & Development – 0.0%
CBRE Group, Inc. - Class A(a)	450	56,259

Specialized REITs – 0.5%
Digital Realty Trust, Inc.	23,917	4,102,244

		10,045,492

Materials – 1.2%
Chemicals – 1.2%
Corteva, Inc.	69,767	4,939,504
Linde PLC	10,594	4,953,542
Westlake Corp.	1,866	132,542

		10,025,588

Utilities – 0.8%
Electric Utilities – 0.5%
American Electric Power Co., Inc.	40,805	4,222,909

Multi-Utilities – 0.3%
Ameren Corp.	32,586	3,156,932

		7,379,841

Total Common Stocks (cost $248,862,857)		550,140,548

INVESTMENT COMPANIES – 35.4%
Funds and Investment Trusts – 35.4%(b) (c)
AB Discovery Growth Fund, Inc. - Class Z	1,632,861	20,067,867
AB Trust - AB Discovery Value Fund - Class Z	1,354,836	26,026,395
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	2,426,526	33,461,790
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	12,695,620	190,942,123
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	1,566,157	17,572,278
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	615,969	18,127,975

Total Investment Companies (cost $259,692,151)		306,198,428

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(b) (c) (d) (cost $7,229,258)	7,229,258	$7,229,258

Total Investments – 99.9% (cost $515,784,266)(e)		863,568,234
Other assets less liabilities – 0.1%		604,710

Net Assets – 100.0%		$864,172,944

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of May 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $355,285,901 and gross unrealized depreciation of investments was $(7,501,933), resulting in net unrealized appreciation of $347,783,968.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Tax-Managed Wealth Appreciation Strategy

May 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$550,140,548	$—	$—	$550,140,548
Investment Companies	306,198,428	—	—	306,198,428
Short-Term Investments	7,229,258	—	—	7,229,258

Total Investments in Securities	863,568,234	—	—	863,568,234
Other Financial Instruments(b)	—	—	—	—

Total	$863,568,234	$—	$—	$863,568,234

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2025 is as follows:

							Distributions
Fund	Market Value 08/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr (Depr) (000)	Market Value 05/31/2025 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$20,221	$884	$453	$(63)	$(521)	$20,068	$0	$0
AB Trust - AB Discovery Value Fund	27,606	3,615	0	0	(5,195)	26,026	3,616	0
Bernstein Fund, Inc. - International Small Cap Portfolio	45,669	1,011	15,583	359	2,006	33,462	1,011	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	224,850	8,225	60,829	6,391	12,305	190,942	5,225	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	18,269	3,120	0	0	(3,817)	17,572	2,378	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	21,369	469	4,550	(409)	1,249	18,128	469	0
AB Government Money Market Portfolio	843	80,679	74,293	0	0	7,229	132	0
Total	$358,827	$98,003	$155,708	$6,278	$6,027	$313,427	$12,831	$0